Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 21,543	$ 17,602
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 525	$ 532